Earnings Per Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Basic earnings per share
Net income	$ 5,555	$ 3,326
Less: Preferred stock dividends	157	162
Net income applicable to common equity	5,398	3,164
Less: Dividends and undistributed earnings allocated to participating securities	262	190
Net income applicable to common stockholders	5,136	2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Net income per share	$ 1.29	$ 0.75
Diluted earnings per share
Net income applicable to common stockholders	$ 5,136	$ 2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Add: Employee stock options, SARs and warrants	32.5	24.2
Total weighted-average diluted shares outstanding	4,014.1	3,994.7
Net income per share	$ 1.28	$ 0.74
Earnings per share (Numeric) [Abstract]
Antidilutive options and warrants excluded from the computation of diluted EPS	85	239